ANNUAL REPORT



Investors
Cash Trust


March 31, 2001


o  Government Securities
   Portfolio

o  Treasury Portfolio






Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed unless preceded or accompanied by an Investors Cash Trust prospectus.

  Dear Shareholder:

We appreciate your decision to invest in Investors Cash Trust. To provide you with an update of holdings, on the following pages you'll find the fund's annual report for the year ended March 31, 2001. Also included are the financial highlights for the Investors Cash Trust of the following portfolios:

           o  Government Securities Portfolio

           o  Treasury Portfolio

Briefly, for the past year ended March 31, 2001 the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

With growing evidence of a worldwide economic slowdown and the poor performance of the United States equity markets, it is difficult not to be on the recession bandwagon. However, if traditional measures are used, history will probably only record a growth slowdown. In terms of financial developments, the Federal Reserve (Fed) eased rates in March by 50 basis points for the third time this year, and retained a bias for lower rates. Meanwhile, despite overall impressions of economic weakness, labor markets and housing have performed decently while consumer sentiment has improved. In this context the yield curve suggests, at most, 50 to 75 basis points of additional ease for this cycle. Market sentiment, including ours, assumes a more favorable economic climate during the latter stages of the year.

As in recent months we have been attempting to walk a fine line between lengthening versus relinquishing the higher returns for shorter maturities. At times the yield curve has made this easy because of its excessive hope of lower rates. At present, the short-term market offers reasonable value for longer maturities, based on our expectations, and we are selectively lengthening.

Spring is now officially here, but the end of the economic slowdown remains elusive. The performance of our equity market remains a major concern because of its potential negative impact on both consumer and business spending and confidence. However, we remain optimistic because of the Fed's aggressive rate-cutting actions coupled with prospects for more, and the consumer's apparent steadfastness. Congress may help in this regard as there is more talk of front-loading tax cuts. However, until economic prospects measurably brighten, we favor lengthening as interest rates are set to decline.

Portfolio Performance
As of March 31, 2001
------------------------------------------------------
                                        Service Shares
------------------------------------------------------
                                            7-Day
                                        Current Yield
------------------------------------------------------
Government Securities Portfolio             5.04%
------------------------------------------------------
Treasury Portfolio                          4.90%
------------------------------------------------------

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski
Frank Rachwalski
Vice President and Lead Portfolio Manager

April 5, 2001

Frank Rachwalski is a Managing Director of Zurich
Scudder Investments, Inc. and is Vice President and
Lead Portfolio Manager of all Zurich Scudder Money
Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The Portfolio's net yields are the sum of the daily dividend rates for the period.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

   Portfolio of Investments at March 31, 2001

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio

Repurchase Agreements** -- 40.5%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 4.98%, to be repurchased at $7,504,150 on 4/4/2001            $    7,500,000 $    7,500,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 4.96%, to be repurchased at $28,061,724 on 4/16/2001              28,000,000     28,000,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 4.80%, to be repurchased at $24,188,800 on 5/29/2001              24,000,000     24,000,000
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.05%, to be repurchased at $10,004,208 on 4/3/2001               10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 5.39%, to be repurchased at $16,014,373 on 4/6/2001      16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 5.14%, to be repurchased at $10,012,850 on 4/9/2001      10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Cos., Inc., 5.06%, to be repurchased at $22,102,043 on 5/3/2001              22,000,000     22,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Cos., Inc., 5.02%, to be repurchased at $14,074,184 on 5/8/2001              14,000,000     14,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Cos., Inc., 5.00%, to be repurchased at $15,091,667 on 5/14/2001             15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc., 4.91%, to be repurchased at $34,106,656 on 4/23/2001           34,000,000     34,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company, 5.23%, to be repurchased at $16,446,165 on
4/2/2001                                                                                   16,439,000     16,439,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $196,939,000)                                                          196,939,000
---------------------------------------------------------------------------------------------------------------------

Short-Term Notes -- 59.5%
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 5.00%, 4/2/2001*                                                 15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.79%, 4/3/2001*                                                 15,000,000     14,999,589
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.21%, 5/30/2001                                                  8,000,000      7,918,646
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.01%, 4/2/2001*                                                    5,000,000      4,999,476
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.96%, 4/15/2001*                                                   5,000,000      4,998,721
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.69%, 5/2/2001                                                     4,000,000      3,994,977
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.95%, 5/8/2001                                                     3,000,000      2,999,234
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.17%, 5/24/2001                                         15,000,000     14,887,375
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.90%, 5/31/2001                                          7,000,000      6,943,533
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.20%, 2/21/2002                                          7,500,000      7,500,000
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.97%, 4/2/2001*                                     5,000,000      4,998,526
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.99%, 4/2/2001*                                     5,000,000      4,999,239
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.02%, 4/2/2001*                                     2,500,000      2,500,189
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.03%, 4/2/2001*                                    10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.26%, 4/26/2001                                    32,000,000     31,884,222


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.23%, 5/10/2001                                $   15,000,000 $   14,916,069
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.21%, 5/24/2001                                    15,000,000     14,886,492
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 7.26%, 5/24/2001                                     8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.76%, 6/1/2001                                     14,000,000     13,880,689
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.89%, 6/3/2001*                                     5,000,000      4,998,693
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.09%, 6/14/2001                                     5,000,000      4,939,207
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.52%, 7/19/2001                                     4,000,000      3,991,685
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.25%, 8/15/2001                                     5,000,000      4,903,900
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.60%, 11/16/2001                                    7,500,000      7,500,000
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.05%, 4/2/2001*                                         4,250,000      4,250,661
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.05%, 4/2/2001*                                        11,050,000     11,049,409
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.71%, 4/3/2001*                                       10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.79%, 4/3/2001*                                       10,000,000      9,996,069
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.80%, 4/3/2001*                                       10,000,000      9,997,390
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.80%, 4/3/2001*                                       17,500,000     17,491,088
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.85%, 4/3/2001*                                       10,000,000      9,999,189
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $289,424,268)                                                               289,424,268
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $486,363,268) (a)                                          $  486,363,268
---------------------------------------------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a)      Cost for federal income tax purposes was $486,363,268.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of March 31, 2001. The dates shown represent the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.


    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at March 31, 2001

                                                                                            Principal        Value
                                                                                             Amount
---------------------------------------------------------------------------------------------------------------------

Treasury Portfolio

Repurchase Agreements** -- 42.2%
---------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 4.8%,
   to be repurchased at $5,021,333 on 4/30/2001                                        $    5,000,000 $    5,000,000
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 4.75%,
   to be repurchased at $5,019,792 on 4/25/2001                                             5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 4.85%,
   to be repurchased at $5,019,535 on 4/12/2001                                             5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.25%,
   to be repurchased at $3,027,125 on 4/9/2001                                              3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 4.72%,
   to be repurchased at $5,020,978 on 4/23/2001                                             5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc., 5.14%,
   to be repurchased at $4,034,267 on 4/24/2001                                             4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company, 5.23%,
   to be repurchased at $9,893,310 on 4/2/2001                                              9,889,000      9,889,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $36,889,000)                                                            36,889,000
---------------------------------------------------------------------------------------------------------------------

Short-Term Notes -- 57.8%
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.05%, 4/2/2001*                                        11,050,000     11,050,000
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 4.49%-5.08%, 4/19/2001-5/10/2001                                      39,377,518     39,377,518
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $50,427,518)                                                                 50,427,518
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio - 100.0% (Cost $87,316,518) (a)                                            $   87,316,518
---------------------------------------------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a)      Cost for federal income tax purposes was $87,316,518.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of March 31, 2001. The dates shown represent the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

    The accompanying notes are an integral part of the financial statements.

   Financial Statements

Statement of Assets and Liabilities -- Government Securities Portfolio

As of March 31, 2001
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost:

   Short-term notes                                                                                   $  289,424,268
---------------------------------------------------------------------------------------------------------------------
   Repurchase agreements                                                                                 196,939,000
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                             507
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            1,345,000
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        2,506,219
---------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                                                             199,299
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             490,414,293
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          2,179,970
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                              16,110
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                       232,113
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                                                   7,114
---------------------------------------------------------------------------------------------------------------------
Accrued trustees fees and expenses                                                                            13,105
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                          155,613
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          2,604,025
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $  487,810,268
---------------------------------------------------------------------------------------------------------------------

Net Asset Value
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                              289,003,888
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               289,003,888
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                              106,696,010
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               106,696,010
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                               92,110,370
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                92,110,370
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities -- Treasury Portfolio

As of March 31, 2001
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost:

   Short-term notes                                                                                   $   50,427,518
---------------------------------------------------------------------------------------------------------------------
   Repurchase agreements                                                                                  36,889,000
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          24,231
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                              980,000
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                          452,032
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                               24,000
---------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                                                             114,872
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                              88,911,653
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                            299,065
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                              24,171
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                        25,478
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                                                  14,676
---------------------------------------------------------------------------------------------------------------------
Accrued trustee fees and expenses                                                                              6,346
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                           50,977
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                            420,713
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $   88,490,940
---------------------------------------------------------------------------------------------------------------------

Net Asset Value
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                               66,815,806
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                66,815,806
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                               21,675,134
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                21,675,134
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statements of Operations
                                                                                         Government
                                                                                         Securities      Treasury
Year Ended March 31, 2001                                                                 Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------

Investment Income
---------------------------------------------------------------------------------------------------------------------
Income:
---------------------------------------------------------------------------------------------------------------------
Interest                                                                               $   24,086,121 $    3,642,500
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Income                                                                               24,086,121      3,642,500
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                571,678         88,472
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                       76,531         45,141
---------------------------------------------------------------------------------------------------------------------
Custodian                                                                                      14,344         10,486
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                         --         36,694
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                  303,762         81,138
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                       20,174          8,766
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                           8,418          2,816
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                    24,667         10,650
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                        19,689         45,913
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                 606         57,125
---------------------------------------------------------------------------------------------------------------------
Reorganization                                                                                  7,114         14,676
---------------------------------------------------------------------------------------------------------------------
Other                                                                                          15,235          8,949
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                   1,062,218        410,826
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                           (93,336)      (153,727)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                      968,882        257,099
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      23,117,239      3,385,401
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        $   23,117,239 $    3,385,401
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets -- Government Securities Portfolio
                                                                                           Years Ended March 31,
                                                                                            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   23,117,239 $   18,778,843
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            23,117,239     18,778,843
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income (Service Shares)                                                   (14,134,738)   (17,276,445)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net investment income (Institutional Shares)                                              (6,228,901)    (1,125,511)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net investment income (Managed Shares)                                                    (2,753,600)      (376,887)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 602,772,548  1,052,619,885
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              12,277,597     13,956,065
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (590,338,586) (1,292,410,523)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         24,711,559  (225,834,573)
---------------------------------------------------------------------------------------------------------------------
Institutional Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 179,064,398    125,102,009
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                 415,843         61,095
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (178,934,069)   (19,013,314)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                            546,172    106,149,790
---------------------------------------------------------------------------------------------------------------------
Managed Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 174,785,684     60,507,562
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                  55,135         12,963
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (123,891,884)   (19,359,113)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         50,948,935     41,161,412
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                          76,206,666   (78,523,371)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         411,603,602    490,126,973
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  487,810,268 $  411,603,602
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets -- Treasury Portfolio
                                                                                           Years Ended March 31,
                                                                                            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $    3,385,401 $    2,276,513
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             3,385,401      2,276,513
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:

Net investment income (Service Shares)                                                    (2,620,914)    (2,276,513)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net investment income (Premier Money Market Shares)                                         (764,487)             --
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                  50,500,010     39,943,424
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               2,174,058      2,485,550
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (33,747,109)   (52,942,415)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         18,926,959   (10,513,441)
---------------------------------------------------------------------------------------------------------------------

Premier Money Market Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                  66,860,789             --
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                 704,231             --
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (45,889,886)             --
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         21,675,134             --
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                          40,602,093   (10,513,441)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                          47,888,847     58,402,288
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $   88,490,940 $   47,888,847
---------------------------------------------------------------------------------------------------------------------

(a)      For the period April 28, 2000 (commencement of operations) to March 31,
         2001.


    The accompanying notes are an integral part of the financial statements.

   Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Government Securities Portfolio -- Service Shares

Years ended March 31,                                        2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    1.00         1.00       1.00        1.00        1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                       .06          .05        .05         .05         .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income              (.06)        (.05)      (.05)       (.05)       (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $    1.00         1.00       1.00        1.00        1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (a)                                          6.27         5.22       5.20        5.50        5.30
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                    289,004      264,292    490,127     312,194     168,933
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                .29          .33        .33         .38         .32
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                 .25          .25        .25         .25         .25
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                            6.06         4.98       5.05        5.37        5.17
---------------------------------------------------------------------------------------------------------------------


Treasury Portfolio -- Service Shares

Years ended March 31,                                        2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    1.00         1.00       1.00        1.00        1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                       .06          .05        .05         .05         .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income              (.06)        (.05)      (.05)       (.05)       (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $    1.00         1.00       1.00        1.00        1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (a)                                           6.10        5.08       5.03        5.34        5.15
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                     66,816       47,889     58,402      74,290      63,347
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)             .55(b)          .46        .37         .38         .37
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)              .25(b)          .25        .25         .25         .25
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                            5.89         4.94       4.92        5.21        5.03
---------------------------------------------------------------------------------------------------------------------

(a) Total return would have been lower had certain expenses not been reduced.

(b) The ratio of operating expenses excluding costs incurred with the reorganization before and after expense reductions is .52% and .25%, respectively. (See Notes to Financial Statements.)

   Notes to Financial Statements

1. Significant Accounting Policies

Investors Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers two series of shares (portfolios) -- the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio offers multiple classes of shares that include Service Shares, Institutional Shares and Managed Shares. In addition to service shares, effective April 28, 2000, the Treasury Portfolio began offering the Premier Money Market Shares. Certain detailed financial information for the Institutional Shares and Managed Shares of the Government Securities Portfolio and the Premier Money Market Shares of the Treasury Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc. ("ZSI" or "Advisor"), and pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets. For the year ended March 31, 2001, the Fund incurred the following management fees:


                                                        Management
                                                            fee
Portfolio                                               imposed ($)
--------------------------------------------------------------------
Government Securities Portfolio                           571,678
--------------------------------------------------------------------
Treasury Portfolio                                         88,472
--------------------------------------------------------------------

Until July 31, 2001, ZSI has agreed to waive and reimburse certain operating expenses of the Fund as follows:

                                                         Expense
Portfolio                                                Limit*
-------------------------------------------------------------------
Government Securities Portfolio:                           .25%
   Service Shares
-------------------------------------------------------------------
Treasury Portfolio:
   Service Shares                                          .25%
-------------------------------------------------------------------
   Premier Money Market Shares                            1.00%
-------------------------------------------------------------------

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Under this arrangement, ZSI reimbursed the Treasury Portfolio -- Service Shares $65,351 for the year ended March 31, 2001.

Administrative Services Agreement. The Fund has an administrative services agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. SDI provides information and administrative services to the Service Shares and Managed Shares of the Government Securities Portfolio and the Treasury Portfolio at an annual fee of up to 0.25% of average daily net assets. For the year ended March 31, 2001, the Fund incurred fees as follows:

                                                        ASF fee     Unpaid at
                                          ASF Net fee  waived by    March 31,
Portfolio                                 imposed ($)   SDI ($)     2001 ($)
-------------------------------------------------------------------------------
Government Securities Portfolio:            233,409       45,573          --
   Service Shares
-------------------------------------------------------------------------------
   Managed Shares                            70,353           --      30,416
-------------------------------------------------------------------------------
Treasury Portfolio:
   Service Shares                            44,444       44,444          --
-------------------------------------------------------------------------------
   Premier Money Market Shares               36,694           --       4,702
-------------------------------------------------------------------------------

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Distribution Agreement. Pursuant to a distribution services agreement, SDI provides distribution and other services to the Premier Money Market Shares of the Treasury Portfolio at an annual fee of 0.25% of average daily net assets. For the year ended March 31, 2001, the Fund incurred a distribution services fee of $36,694, of which $8,400 is unpaid at March 31, 2001.

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investments Service Company ("SISC") (formerly Kemper Service Company), is the shareholder service agent of the Fund. For the year ended March 31, 2001, SISC received shareholder services fees for the Government Securities Portfolio and Treasury Portfolio as follows:

                                                     Shareholder
                                                       service     Unpaid at
                                          Net Fee    fees waived   March 31,
Portfolio                               imposed ($)  by SISC ($)   2001 ($)
-----------------------------------------------------------------------------
Government Securities Portfolio            86,318       21,383      16,421
-----------------------------------------------------------------------------
Treasury Portfolio                         21,318       17,752      11,757
-----------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Advisor. For the year ended March 31, 2001, the Fund made no payments to its officers and incurred trustees' fees of $17,749 to independent trustees. In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election, under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of the Consolidated Board, the Advisor has agreed to bear such costs as follows:

                                                One-time    Trustee fee
                                                 Trustee    reimbursed
Portfolio                                        fee ($)    by Advisor ($)
------------------------------------------------------------------------
Government Securities
Portfolio:
   Service Shares                                     8,314        8,314
------------------------------------------------------------------------
   Institutional Shares                               3,434        3,434
------------------------------------------------------------------------
Treasury Portfolio:
   Service Shares                                     3,858        3,858
------------------------------------------------------------------------
   Premier Money Market Shares                        1,962        1,962
------------------------------------------------------------------------

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended March 31, 2001, the Government Securities Portfolio's and Treasury Portfolio's custodian and transfer agent fees were reduced by $4,130 and $3,388 and $5,169 and $515, respectively.

4. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear $7,114 of such costs for the Government Securities Portfolio and $14,676 for the Treasury Portfolio.

   Report of Independent Auditors

The Board of Trustees and Shareholders
Investors Cash Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Cash Trust (comprising the Government Securities and Treasury Portfolios) (the "Fund"), as of March 31, 2001, the related statements of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2001, by correspondence with the custodian or other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Investors Cash Trust at March 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1997, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                                         /s/Ernst + Young LLP
May 3, 2001

   Tax Information (Unaudited)

All of the dividends paid by the Government Securities and Treasury Portfolios are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the portfolio in the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.